COVER LETTER

November 21, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information, that mirrors the risk/return summary information in the Prospectus for the MassMutual RetireSMART Conservative Fund, MassMutual RetireSMART Moderate Fund, MassMutual RetireSMART Moderate Growth Fund, and MassMutual RetireSMART Growth Fund, dated February 1, 2018, as filed on November 1, 2018. The purpose of this filing is to submit the 497(e) filing dated November 1, 2018 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Select Funds